Stock Option Plan (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Stock Options [Member]
Stock Option Plan (Textual)
Share based payment award vesting period		4 years
Stock option granted to employees to purchase common stock		2,056,275		33,300		69,941	113,220	206,060
Stock option granted to purchase common stock, exercise price				$ 0.90		$ 0.90	$ 1.35	$ 1.35
Stock option granted to purchase common stock, term		10 years		10 years		10 years	10 years	10 years
Fair value of stock option		$ 1,519,777		$ 24,996		$ 44,159	$ 137,652	$ 1,051,281
Discount rate		1.80%		2.16%		3.46%	3.46%	4.29%
Expected life		7 years		5 years		5 years	5 years	5 years
Expected volatility				171.00%		139.00%	143.00%	156.00%
Expected dividends		0.00%		0.00%		0.00%	0.00%	0.00%
Stock option cancelled during period					20,613
Stock option forfeitures during period					128,050
Employee stock option units repriced	273,859
Outstanding stock option exercise price after repricing of stock option	$ 1.28
Share based compensation cost after repricing of stock options	34,879
Unrecognized share based compensation expense		1,998,435	14,528
Recorded option expense		$ 266,172	$ 19,935
Minimum [Member] | Stock Options [Member]
Stock Option Plan (Textual)
Share based payment award vesting period				4 years		4 years	4 years	4 years
Stock option granted to purchase common stock, exercise price		$ 0.78
Expected volatility		160.44%
Maximum [Member] | Stock Options [Member]
Stock Option Plan (Textual)
Share based payment award vesting period				5 years		5 years	5 years	5 years
Stock option granted to purchase common stock, exercise price		$ 1.5
Expected volatility		161.49%
2003 Stock Plan [Member]
Stock Option Plan (Textual)
Maximum granted option to purchase common stock		757,575
Maximum granted option after amendment in 2008		978,154
Share based payment award monthly vesting percentage		2.00%
Increment in number of shares under plan		3,217,880
Total shares reserved for issuance under plan		6,155,280
2003 Stock Plan [Member] | Minimum [Member]
Stock Option Plan (Textual)
Share based payment award vesting period		4 years
2003 Stock Plan [Member] | Maximum [Member]
Stock Option Plan (Textual)
Share based payment award vesting period		5 years
2012 Employee Stock Option Plan [Member]
Stock Option Plan (Textual)
Percentage of aggregate issued and outstanding common shares reserved under offering		15.00%
Stock reserved for future issuance under ESOP		9,455,776